Leases - Summary of statement of profit or loss information about leases for lessee (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	₩ 398,716	₩ 404,175	₩ 442,627
Depreciation of Investment Properties	1,794	19,113	21,809
Interest expense relating to lease liabilities	36,651	44,091	55,001
Expense relating to short-term leases	7,984	10,998	14,718
Expense relating to leases of low-value assets that are not short-term leases	26,033	25,894	26,575
Expense relating to variable lease payments not included in lease liabilities	8,400	8,096	5,993
Property and building [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	303,984	290,168	300,773
Machinery and telecommunication line facilities [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	41,794	58,419	89,452
Other [member]
Disclosure of statement of profit or loss information about leases for lessee [Line Items]
Depreciation of Right-of-use assets	₩ 52,938	₩ 55,588	₩ 52,402